Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 2,153	$ 8,137
Trade receivables	131	327
Other receivables	560	779
Inventory	2,542	1,791
Total current assets	5,386	11,034
NON-CURRENT ASSETS:
Property and equipment, net	47	41
Investment in SciSparc Nutraceuticals Inc. accounted for using the equity method	2,944
Investment in SciSparc Ltd. at fair value	198
Intangible assets, net	6,136	4,452
Deferred taxes	137	110
Operating lease right-of-use assets	167	138
Total non-current assets	9,629	4,741
TOTAL ASSETS	15,015	15,775
CURRENT LIABILITIES:
Trade payables	643	131
Other payables	1,098	391
Related party payables	30	32
Short-term loans		86
Total current liabilities	1,771	640
NON-CURRENT LIABILITIES:
Derivative liabilities	1,875	2,216
Operating lease liabilities	88	98
Total non-current liabilities	1,963	2,314
TOTAL LIABILITIES	3,734	2,954
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value per share - Authorized: 43,567,567 as of June 30, 2023 and December 31, 2022; Issued and outstanding: 8,321,632 shares as of June 30, 2023; and 8,074,217 shares as of December 31, 2022
Additional paid-in-capital	16,787	16,499
Accumulated deficit	(5,506)	(3,678)
TOTAL SHAREHOLDERS’ EQUITY	11,281	12,821
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 15,015	$ 15,775